UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/15 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.7%)

	CONSUMER DISCRETIONARY (10.7%)
27,200	Asbury Automotive Group, Inc. *	$2,464,864
81,000	Brinker International, Inc.	4,669,650
17,500	Buckle, Inc. (The) (1)	800,975
31,000	Buffalo Wild Wings, Inc. *	4,857,390
37,400	Domino’s Pizza, Inc.	4,241,160
34,000	DSW, Inc. Class A	1,134,580
45,800	G-III Apparel Group, Ltd. *	3,222,030
7,000	John Wiley & Sons, Inc. Class A	380,590
46,600	Monro Muffler Brake, Inc. (1)	2,896,656
20,400	Oxford Industries, Inc.	1,783,980
73,300	Pool Corp.	5,144,194
7,000	Restoration Hardware Holdings, Inc. *	683,410
19,400	Vista Outdoor, Inc. *	871,060
163,500	Wolverine World Wide, Inc.	4,656,480
		37,807,019

	CONSUMER STAPLES (4.6%)
22,000	Boston Beer Co., Inc. (The) Class A *	5,103,780
61,500	Casey’s General Stores, Inc.	5,888,010
250,550	Flowers Foods, Inc.	5,299,133
		16,290,923

	ENERGY (0.9%)
42,200	Atwood Oceanics, Inc. (1)	1,115,768
8,000	Dril-Quip, Inc. *	602,000
66,200	Hornbeck Offshore Services, Inc. *(1)	1,359,086
		3,076,854

	FINANCIALS (10.7%)
28,200	Allied World Assurance Co.
	Holdings AG	1,218,804
60,900	Arch Capital Group Ltd. *(1)	4,077,864
7,286	Commerce Bancshares, Inc.	340,766
1,100	Credit Acceptance Corp. *(1)	270,798
45,200	Equity Lifestyle Properties, Inc. REIT	2,376,616
33,700	Equity One, Inc. REIT	786,558
2,800	First Cash Financial Services, Inc. *	127,652
70,748	First Financial Bankshares, Inc. (1)	2,450,711
17,900	LendingTree, Inc. *	1,407,119
67,600	PRA Group, Inc. *(1)	4,212,156
79,600	ProAssurance Corp.	3,678,316
44,000	Prosperity Bancshares, Inc.	2,540,560
6,500	RenaissanceRe Holdings Ltd.	659,815
114,600	RLI Corp.	5,889,294
125,100	Stifel Financial Corp. *	7,223,274
9,000	Tanger Factory Outlet Centers REIT	285,300
		37,545,603

	HEALTH CARE (5.3%)
37,600	Air Methods Corp. *(1)	1,554,384

Shares		Value
79,000	Akorn, Inc. *	$3,449,140
2,800	Bio-Rad Laboratories, Inc. Class A*	421,708
15,000	Bio-Reference Laboratories, Inc. *	618,750
20,000	IDEXX Laboratories, Inc. *	1,282,800
51,200	Mednax, Inc. *	3,794,432
44,950	PAREXEL International Corp. *	2,890,735
22,000	STERIS Corp. (1)	1,417,680
58,200	VCA Antech, Inc. *	3,166,371
		18,596,000

	INDUSTRIALS (38.6%)
35,100	Acuity Brands, Inc.	6,317,298
44,200	Advisory Board Co. (The) *	2,416,414
18,400	Applied Industrial Technologies, Inc.	729,560
23,100	Astronics Corp. *	1,637,559
70,200	AZZ, Inc.	3,636,360
38,200	Carlisle Companies, Inc.	3,824,584
121,300	CLARCOR, Inc.	7,549,712
12,800	Clean Harbors, Inc. *	687,872
33,000	Copart, Inc. *	1,170,840
11,800	Dun & Bradstreet Corp. (The)	1,439,600
85,000	EnerSys	5,974,650
65,400	EnPro Industries, Inc.	3,742,188
63,200	Esterline Technologies Corp. *	6,025,488
33,100	Franklin Electric Co., Inc.	1,070,123
34,700	Genesee & Wyoming, Inc. Class A *	2,643,446
85,600	Healthcare Services Group, Inc. (1)	2,829,080
118,145	HEICO Corp. (1)	6,887,853
87,000	ITT Corp.	3,640,080
44,000	Kirby Corp. *	3,373,040
33,800	Landstar System, Inc.	2,260,206
81,800	Lennox International, Inc.	8,809,042
81,800	Lincoln Electric Holdings, Inc.	4,980,802
87,400	Middleby Corp. (The) *	9,808,902
32,400	Nordson Corp.	2,523,636
65,000	Oshkosh Corp.	2,754,700
37,900	RBC Bearings, Inc. *	2,719,704
184,500	Rollins, Inc.	5,263,785
42,600	Rush Enterprises, Inc. Class A *	1,116,546
57,900	Teledyne Technologies, Inc. *	6,109,029
99,100	Toro Co. (The)	6,716,998
21,600	Valmont Industries, Inc. (1)	2,567,592
26,100	Wabtec Corp.	2,459,664
139,500	Waste Connections, Inc.	6,573,240
100,000	Woodward Inc.	5,499,000
		135,758,593

	INFORMATION TECHNOLOGY (13.6%)
66,800	Advent Software, Inc.	2,953,228
29,800	Anixter International, Inc. *	1,941,470
31,226	ANSYS, Inc. *	2,849,060
26,900	Global Payments, Inc.	2,782,805
36,911	Heartland Payment Systems, Inc.	1,995,040
70,300	j2 Global, Inc.	4,776,182
29,200	Manhattan Associates, Inc. *	1,741,780
10,000	MAXIMUS, Inc.	657,300

1

June 30, 2015

Shares		Value
15,500	NetScout Systems, Inc. *(1)	$568,385
3,400	Qualys, Inc. *(1)	137,190
43,800	Synaptics, Inc. *	3,798,993
53,200	SYNNEX Corp.	3,893,708
21,200	Syntel, Inc. *	1,006,576
62,658	Tyler Technologies, Inc. *	8,106,692
31,400	Ultimate Software Group, Inc. (The) *	5,160,276
50,000	WEX, Inc. *	5,698,500
		48,067,185

	MATERIALS (6.9%)
95,200	AptarGroup, Inc.	6,070,904
2,700	Compass Minerals International, Inc.	221,778
75,600	Cytec Industries, Inc.	4,576,068
62,800	KapStone Paper and Packaging Corp.	1,451,936
9,200	NewMarket Corp.	4,083,788
38,800	Scotts Miracle-Gro Co. (The) Class A	2,297,348
108,000	Silgan Holdings, Inc.	5,698,080
		24,399,902

	UTILITIES (4.4%)
26,600	Cleco Corp.	1,432,410
37,800	El Paso Electric Co.	1,310,148
55,200	New Jersey Resources Corp.	1,520,760
23,800	Northwest Natural Gas Co.	1,003,884
15,600	NorthWestern Corp.	760,500
58,400	Piedmont Natural Gas Co., Inc. (1)	2,062,104
26,600	Questar Corp.	556,206
182,800	South Jersey Industries, Inc.	4,520,644
41,600	Southwest Gas Corp.	2,213,536
		15,380,192

	TOTAL COMMON STOCKS
	(Cost $202,877,837) (95.7%)	336,922,271

	SHORT-TERM INVESTMENTS (13.3%)

	MONEY MARKET FUNDS (13.3%)
16,367,888	State Street Institutional Liquid Reserves Fund	16,367,888
30,376,864	State Street Navigator Securities Lending Prime Portfolio (2)	30,376,864

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,744,752) (13.3%)	46,744,752

	TOTAL INVESTMENT SECURITIES (109.0%)
	(Cost $249,622,589)	$383,667,023

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-9.0%)		(31,612,840)

NET ASSETS (3) (100%)		$352,054,183

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($352,054,183 ÷ 7,187,876 shares outstanding)		$48.98

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2015, the market value of the securities on loan was $29,641,322.
(2)	Securities with an aggregate market value of $29,641,322 were out on loan in exchange for $30,376,864 of cash collateral as of June 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $249,622,589, aggregate gross unrealized appreciation was $137,968,934, aggregate gross unrealized depreciation was $3,924,500 and the net unrealized appreciation was $134,044,434.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$336,922,271	$-	$-	$336,922,271
Short-Term Investments	46,744,752	-	-	46,744,752

Total Investments in Securities	$383,667,023	$-	$-	$383,667,023

*   See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 31, 2015